Guarantees and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees [Abstract]
Guarantees – Carrying Value and Maximum Exposure to Loss	Table 17.1 shows carrying value and maximum exposure to loss on our guarantees.
Table 17.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2024
Standby letters of credit (1)	$90	13,311	6,951	1,538	17	21,817	7,198
Direct pay letters of credit (1)	2	1,818	1,051	108	92	3,069	766
Loans and LHFS sold with recourse	82	593	3,089	3,969	6,223	13,874	10,660
Exchange and clearing house guarantees	—	38,852	—	—	—	38,852	—
Other guarantees and indemnifications	36	1,888	496	124	553	3,061	1,022
Total guarantees	$210	56,462	11,587	5,739	6,885	80,673	19,646
December 31, 2023
Standby letters of credit (1)	$90	14,211	5,209	2,931	105	22,456	7,711
Direct pay letters of credit (1)	8	1,446	2,268	247	5	3,966	957
Loans and LHFS sold with recourse	72	249	2,957	3,385	7,228	13,819	10,612
Exchange and clearing house guarantees	—	13,550	—	—	—	13,550	—
Other guarantees and indemnifications	22	687	854	116	463	2,120	634
Total guarantees	$192	30,143	11,288	6,679	7,801	55,911	19,914
(1)Standby and direct pay letters of credit are reported net of syndications and participations.